UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.11%

COMMON STOCKS 2.97%

Aerospace & Defense 0.06%

SAIC, Inc.*	400	$4,724,000

Agency/Government Related 0.00%

Fannie Mae*	818	196,366

Auto Parts & Equipment 0.43%

Cooper-Standard Holdings, Inc.*	753	31,623,438

Automakers 0.04%

General Motors Co.*	60	1,206,663
Oshkosh Corp.*	100	1,574,000

Total		2,780,663

Banking 0.10%

Fifth Third Bancorp	200	2,020,000
Huntington Bancshares, Inc.	700	3,360,000
Regions Financial Corp.	600	1,998,000

Total		7,378,000

Chemicals 0.19%

LyondellBasell Industries NV Class A (Netherlands)(a)	353	8,611,575
Rockwood Holdings, Inc.*	135	4,548,150
TPC Group, Inc.*	35	707,057

Total		13,866,782

Diversified Capital Goods 0.28%

Emerson Electric Co.	350	14,458,500
Pall Corp.	150	6,360,000

Total		20,818,500

Energy: Exploration & Production 0.31%

Continental Resources, Inc.*	220	10,641,400
Whiting Petroleum Corp.*	336	11,801,754

Total		22,443,154

Food & Drug Retailers 0.04%

Ingles Markets, Inc. Class A	185	2,634,400

Food: Wholesale 0.18%

Archer Daniels Midland Co.	531	13,171,629

Gas Distribution 0.15%

El Paso Corp.	650	11,362,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Shares (000)	Fair Value
Integrated Energy 0.22%

ConocoPhillips	250	$15,830,000

Media: Cable 0.11%

Charter Communications, Inc. Class A*	175	8,197,000

Pharmaceuticals 0.35%

Gilead Sciences, Inc.*	150	5,820,000
Mylan, Inc.*	400	6,800,000
Pfizer, Inc.	300	5,304,000
Teva Pharmaceutical Industries Ltd. ADR	200	7,444,000

Total		25,368,000

Railroads 0.11%

Union Pacific Corp.	100	8,167,000

Software/Services 0.34%

Adobe Systems, Inc.*	220	5,317,400
Fortinet, Inc.*	200	3,360,000
Informatica Corp.*	300	12,285,000
Nuance Communications, Inc.*	200	4,072,000

Total		25,034,400

Telecommunications Equipment 0.06%

Aruba Networks, Inc.*	220	4,600,200

Total Common Stocks (cost $226,892,651)		218,195,532

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 6.03%

Airlines 0.05%

AMR Corp.	6.25%	10/15/2014	$5,800	3,458,250

Auto Parts & Equipment 0.13%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	12,335	9,482,531

Automakers 0.22%

Ford Motor Co.	4.25%	11/15/2016	12,300	16,036,125

Beverages 0.13%

Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	14,033	9,682,770

Computer Hardware 0.47%

Intel Corp.	2.95%	12/15/2035	12,500	12,734,375
NetApp, Inc.	1.75%	6/1/2013	14,250	17,349,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware (continued)

SanDisk Corp.	1.50%	8/15/2017	$4,200	$4,404,750

Total				34,488,500

Diversified Capital Goods 0.05%

Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	2,500	4,012,500

Electronics 0.08%

A123 Systems, Inc.	3.75%	4/15/2016	9,350	6,100,875

Health Services 0.38%

Human Genome Sciences, Inc.	2.25%	8/15/2012	16,000	16,640,000
Incyte Corp.	4.75%	10/1/2015	3,000	5,332,500
Omnicare, Inc.	3.75%	12/15/2025	5,000	5,618,750

Total				27,591,250

Hotels 0.04%

Host Hotels & Resorts LP†	2.50%	10/15/2029	2,750	2,884,063

Integrated Energy 0.16%

SunPower Corp.	4.75%	4/15/2014	8,000	7,000,000
Suntech Power Holdings Co., Ltd. (China)(a)	3.00%	3/15/2013	11,250	4,500,000

Total				11,500,000

Machinery 0.08%

Altra Holdings, Inc.†	2.75%	3/1/2031	7,450	5,745,812

Media: Diversified 0.32%

Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	30,000	23,625,000

Media: Services 0.20%

Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	7,600	7,704,500
Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	7,236,250

Total				14,940,750

Medical Products 0.38%

Life Technologies Corp.	1.50%	2/15/2024	20,000	20,300,000
Medtronic, Inc.	1.625%	4/15/2013	5,000	5,031,250
NuVasive, Inc.	2.75%	7/1/2017	3,000	2,520,000

Total				27,851,250

Metals/Mining (Excluding Steel) 0.56%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	2,225	1,983,031
Molycorp, Inc.†	3.25%	6/15/2016	3,500	3,202,500
Newmont Mining Corp.	1.25%	7/15/2014	20,000	29,225,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Newmont Mining Corp.	3.00%	2/15/2012	$5,000	$6,931,250

Total				41,341,781

Monoline Insurance 0.07%

Radian Group, Inc.	3.00%	11/15/2017	10,800	5,373,000

Oil Field Equipment & Services 0.13%

Exterran Energy Corp.	4.75%	1/15/2014	10,000	9,300,000

Packaging 0.20%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	16,375	14,819,375

Pharmaceuticals 0.59%

Gilead Sciences, Inc.	0.625%	5/1/2013	22,000	25,245,000
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	4,000	4,000,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	12,000	13,830,000

Total				43,075,000

Software/Services 1.21%

Alliance Data Systems Corp.	1.75%	8/1/2013	5,975	7,588,250
Concur Technologies, Inc.†	2.50%	4/15/2015	7,500	7,640,625
Digital River, Inc.†	2.00%	11/1/2030	12,000	10,275,000
EMC Corp.	1.75%	12/1/2013	24,300	34,414,875
Nuance Communications, Inc.	2.75%	8/15/2027	2,775	3,503,438
Symantec Corp.	1.00%	6/15/2013	20,775	23,761,406
Xilinx, Inc.	2.625%	6/15/2017	1,700	1,942,250

Total				89,125,844

Telecommunications: Wireless 0.58%

SBA Communications Corp.	4.00%	10/1/2014	33,000	42,858,750

Total Convertible Bonds (cost $473,336,126)				443,293,426

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.94%

Auto Parts & Equipment 0.06%

Cooper-Standard Holdings, Inc. PIK	7.00%		22	4,112,906

Automakers 0.12%

General Motors Co.	4.75%		253	8,861,208

Banking 0.99%

Bank of America Corp.	7.25%		35	26,809,650
Citigroup, Inc.	7.50%		335	26,676,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate		Shares (000)	Fair Value
Banking (continued)

Wells Fargo & Co.	7.50%		19	$19,266,569

Total				72,752,269

Energy: Exploration & Production 0.46%

Apache Corp.	6.00%		655	33,516,350
Whiting Petroleum Corp.	6.25%		2	330,792

Total				33,847,142

Food: Wholesale 0.22%

Bunge Ltd.	4.875%		180	16,380,000

Gas Distribution 0.46%

Williams Cos., Inc. (The)	5.50%		300	33,806,250

Investments & Miscellaneous Financial Services 0.26%

AMG Capital Trust I	5.10%		450	19,068,750

Life Insurance 0.31%

MetLife, Inc.	5.00%		400	22,624,000

Multi-Line Insurance 0.06%

Hartford Financial Services Group, Inc. (The)	7.25%		250	4,815,000

Total Convertible Preferred Stocks (cost $220,735,162)				216,267,525

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(b) 2.86%

Auto Parts & Equipment 0.05%

Tomkins LLC New Term Loan B	4.25%	9/21/2016	$3,958	3,892,724

Chemicals 0.11%

Momentive Performance Materials, Inc. Extended Term Loan B	3.75%	5/5/2015	8,976	8,415,412

Department Stores 0.08%

Neiman-Marcus Group, Inc. (The) New Term Loan	4.75%	5/16/2018	6,000	5,577,498

Electric: Generation 0.19%

Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.726% - 4.772%	10/10/2017	21,124	14,225,984

Electronics 0.11%

Freescale Semiconductor, Inc. Extended Term Loan B	4.472%	12/1/2016	8,971	8,241,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.37%

Caesar’s Entertainment Operating Co. Term Loan B1	3.253%	1/28/2015	$10,000	$8,421,880
Harrah’s Property Co. Senior Note	3.223%	2/13/2013	10,000	7,087,500
MGM Mirage Class C Term Loan	7.00%	2/21/2014	12,000	11,415,000

Total				26,924,380

Health Facilities 0.33%

Community Health Systems, Inc. Non Extended Delayed Draw	2.512%	7/25/2014	438	411,280
Community Health Systems, Inc. Non Extended Term Loan	2.512%	7/25/2014	8,544	8,016,054
Drumm Investors LLC Term Loan	5.00%	5/4/2018	9,974	8,908,389
HCA, Inc. Extended Term Loan B2	3.619%	3/31/2017	7,057	6,666,172

Total				24,001,895

Insurance Brokerage 0.10%

USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,840	7,585,200

Investments & Miscellaneous Financial Services 0.51%

Nuveen Investments, Inc. 1st Lien Term Loan	3.253% - 3.369%	11/13/2014	11,509	10,610,983
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	13,800	14,248,500
Nuveen Investments, Inc. Extended Term Loan	5.753% - 5.869%	5/12/2017	13,447	12,526,099

Total				37,385,582

Media: Broadcast 0.31%

Clear Channel Communication Term Loan B	3.889%	1/28/2016	9,640	6,889,166
Univision Communications, Inc. Extended Term Loan	4.489%	3/31/2017	10,162	8,658,926
Univision Communications, Inc. Initial Term Loan	2.239%	9/29/2014	8,074	7,296,656

Total				22,844,748

Media: Services 0.12%

DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	9,000	8,955,000

Non-Electric Utilities 0.02%

Dynegy Holdings, Inc. GasCo Term Loan	9.25%	8/4/2016	1,375	1,357,598

Restaurants 0.11%

DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	4,000	3,892,500
Dunkin’ Brands, Inc. New Term Loan B2	4.00%	11/23/2017	3,990	3,868,612

Total				7,761,112

Software/Services 0.30%

Nuance Communications, Inc. Term Loan C	3.24%	3/31/2016	9,896	9,648,980
SRA International, Inc. Term Loan B	6.50%	7/20/2018	8,000	7,420,000
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	4,963	4,902,538

Total				21,971,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail 0.15%

Michaels Stores, Inc. Term Loan B1	2.50% - 2.625%	10/31/2013		$3,722	$3,568,963
Michaels Stores, Inc. Term Loan B2	4.75% - 4.875%	7/31/2016		5,009	4,789,772
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017		3,000	2,846,874

Total					11,205,609

Total Floating Rate Loans (cost $220,758,187)					210,346,056

FOREIGN BONDS(c) 0.46%

Netherlands 0.24%

Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR	5,200	6,287,446
Refresco Group BV†	7.375%	5/15/2018	EUR	2,000	2,384,755
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	6,750	8,726,796

Total					17,398,997

United Kingdom 0.22%

R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,400	11,773,721
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	3,650	4,382,696

Total					16,156,417

Total Foreign Bonds (cost $38,843,311)					33,555,414

FOREIGN GOVERNMENT OBLIGATION(c) 0.14%

Canada

Government of Canada (cost $10,720,891)	2.75%	9/1/2016	CAD	10,000	10,156,503

HIGH YIELD CORPORATE BONDS 81.54%

Aerospace/Defense 1.29%

Alliant Techsystems, Inc.	6.875%	9/15/2020		$3,500	3,517,500
Esterline Technologies Corp.	6.625%	3/1/2017		8,000	8,120,000
Esterline Technologies Corp.	7.00%	8/1/2020		9,100	9,395,750
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021		10,500	9,791,250
Mantech International Corp.	7.25%	4/15/2018		15,000	14,925,000
Moog, Inc.	6.25%	1/15/2015		10,750	10,803,750
Spirit Aerosystems, Inc.	6.75%	12/15/2020		19,000	19,047,500
Spirit Aerosystems, Inc.	7.50%	10/1/2017		7,575	7,878,000
Triumph Group, Inc.	8.00%	11/15/2017		10,440	10,935,900

Total					94,414,650

Airlines 0.57%

Delta Air Lines, Inc.	4.95%	5/23/2019		3,647	3,536,253
Delta Air Lines, Inc.†	9.50%	9/15/2014		3,953	4,091,355
United Airlines, Inc.	6.636%	7/2/2022		7,487	7,280,935
United Airlines, Inc.†	9.875%	8/1/2013		16,650	17,149,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Airlines (continued)

United Airlines, Inc.†	12.00%	11/1/2013		$9,600	$9,768,000

Total					41,826,043

Apparel/Textiles 0.49%

Hanesbrands, Inc.	6.375%	12/15/2020		10,000	9,750,000
Levi Strauss & Co.	7.625%	5/15/2020		8,675	8,111,125
Levi Strauss & Co.	8.875%	4/1/2016		10,275	10,429,125
Perry Ellis International, Inc.	7.875%	4/1/2019		7,650	7,803,000

Total					36,093,250

Auto Loans 0.14%

Ford Motor Credit Co. LLC	8.00%	6/1/2014		10,000	10,608,360

Auto Parts & Equipment 2.03%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		15,000	15,375,000
Dana Holding Corp.	6.50%	2/15/2019		10,000	9,550,000
Dana Holding Corp.	6.75%	2/15/2021		10,000	9,550,000
Exide Technologies	8.625%	2/1/2018		6,250	5,843,750
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016		9,750	10,603,125
International Automotive Components Group SL (Spain)†(a)	9.125%	6/1/2018		9,000	8,460,000
Pinafore LLC/Pinafore, Inc.†	9.25%	10/1/2018		4,815	4,959,450
Stanadyne Corp.	10.00%	8/15/2014		10,000	9,450,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,750	17,953,125
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,431,250
Tenneco, Inc.	6.875%	12/15/2020		12,500	12,187,500
TRW Automotive, Inc.†	7.25%	3/15/2017		20,000	21,100,000
TRW Automotive, Inc.†	8.875%	12/1/2017		10,000	10,700,000
UCI International, Inc.	8.625%	2/15/2019		6,500	6,053,125

Total					149,216,325

Automakers 0.75%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021		16,000	12,400,000
Ford Motor Co.	7.45%	7/16/2031		15,000	17,008,200
General Motors Co.(d)	—	—	(e)	15,000	168,750
Navistar International Corp.	8.25%	11/1/2021		19,000	19,593,750
Oshkosh Corp.	8.50%	3/1/2020		6,000	5,850,000

Total					55,020,700

Banking 2.75%

Ally Financial, Inc.	7.50%	9/15/2020		6,000	5,452,500
Ally Financial, Inc.	8.30%	2/12/2015		25,000	24,781,250
Bank of America Corp.	5.42%	3/15/2017		5,000	4,348,750
Bank of America Corp.	8.00%	—	(e)	15,000	12,767,235
Capital One Capital VI	8.875%	5/15/2040		20,000	20,394,640
Discover Bank	8.70%	11/18/2019		11,200	12,815,578
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	15,520,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021		$4,000	$3,953,536
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	5,725,735
JPMorgan Chase & Co.	7.90%	—	(e)	7,275	7,517,803
Macquarie Group Ltd. (Australia)†(a)	6.25%	1/14/2021		10,750	10,182,120
Regions Bank	6.45%	6/26/2037		6,650	5,652,500
Regions Bank	7.50%	5/15/2018		7,987	7,977,016
Regions Financial Corp.	7.75%	11/10/2014		6,025	6,070,188
Regions Financing Trust II	6.625%	5/15/2047		10,000	8,200,000
SVB Financial Group	5.375%	9/15/2020		9,350	9,734,893
Wachovia Capital Trust III	5.57%#	—	(e)	15,000	12,356,250
Washington Mutual Bank(f)	6.875%	6/15/2011		22,500	78,750
Zions Bancorporation	7.75%	9/23/2014		27,000	28,482,759

Total					202,011,878

Beverages 0.11%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		11,300	8,192,500

Brokerage 0.69%

Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	13,185,738
Lazard Group LLC	7.125%	5/15/2015		12,500	13,817,000
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	23,907,600

Total					50,910,338

Building & Construction 0.83%

K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		9,750	7,361,250
KB Home	9.10%	9/15/2017		18,000	15,390,000
Lennar Corp.	12.25%	6/1/2017		15,000	16,575,000
Odebrecht Finance Ltd.†	6.00%	4/5/2023		6,000	5,640,000
Ryland Group, Inc.	8.40%	5/15/2017		7,500	7,256,250
Toll Brothers Finance Corp.	8.91%	10/15/2017		7,500	8,479,815

Total					60,702,315

Building Materials 0.47%

Building Materials Corp. of America†	7.50%	3/15/2020		5,150	5,175,750
Masco Corp.	7.125%	3/15/2020		12,000	11,646,528
Owens Corning, Inc.	9.00%	6/15/2019		15,000	17,735,640

Total					34,557,918

Chemicals 2.61%

Airgas, Inc.	7.125%	10/1/2018		10,500	11,264,190
Ashland, Inc.	9.125%	6/1/2017		5,000	5,556,250
Celanese US Holdings LLC	6.625%	10/15/2018		7,365	7,650,394
Chemtura Corp.	7.875%	9/1/2018		10,000	9,850,000
Dow Chemical Co. (The)	8.55%	5/15/2019		10,000	12,828,420
Huntsman International LLC	8.625%	3/15/2020		24,250	23,704,375
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015		4,350	4,154,250
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016		23,000	17,135,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Lyondell Chemical Co.†	8.00%	11/1/2017	$16,200	$17,536,500
Momentive Performance Materials, Inc.	9.00%	1/15/2021	14,000	9,660,000
Nalco Co.†	6.625%	1/15/2019	12,600	13,860,000
Nalco Co.	8.25%	5/15/2017	15,000	16,425,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	13,250	13,018,125
Polymer Group, Inc.†	7.75%	2/1/2019	10,925	10,952,312
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	18,478,125

Total				192,072,941

Computer Hardware 0.50%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	15,885	16,242,412
Brocade Communications Systems, Inc.	6.875%	1/15/2020	12,500	12,828,125
Seagate HDD Cayman	6.875%	5/1/2020	8,000	7,400,000

Total				36,470,537

Consumer/Commercial/Lease Financing 1.58%

CIT Group, Inc.†	7.00%	5/2/2016	27,000	26,257,500
CIT Group, Inc.†	7.00%	5/2/2017	10,000	9,712,500
International Lease Finance Corp.	6.25%	5/15/2019	5,400	4,700,446
International Lease Finance Corp.	8.25%	12/15/2020	6,100	5,993,250
International Lease Finance Corp.	8.75%	3/15/2017	34,000	34,255,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	15,800	15,484,000
SLM Corp.	6.25%	1/25/2016	9,200	9,038,503
Springleaf Finance Corp.	6.90%	12/15/2017	14,600	10,585,000

Total				116,026,199

Consumer Products 0.43%

Armored AutoGroup, Inc.†	9.25%	11/1/2018	12,675	10,235,063
Elizabeth Arden, Inc.	7.375%	3/15/2021	21,000	21,105,000

Total				31,340,063

Department Stores 0.42%

J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	5,100,375
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	12,900	14,200,139
Macy’s Retail Holdings, Inc.	8.125%	7/15/2015	10,000	11,652,190

Total				30,952,704

Diversified Capital Goods 2.39%

Actuant Corp.	6.875%	6/15/2017	23,000	23,575,000
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	15,600,000
Belden, Inc.	7.00%	3/15/2017	17,500	17,587,500
Belden, Inc.	9.25%	6/15/2019	12,000	13,020,000
Griffon Corp.	7.125%	4/1/2018	6,200	5,502,500
Mueller Water Products, Inc.	7.375%	6/1/2017	23,500	18,447,500
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	10,716,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	30,000	28,875,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

SPX Corp.	6.875%	9/1/2017	$21,000	$21,630,000
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	20,378,505

Total				175,332,005

Electric: Generation 0.84%

Dynegy Holdings, Inc.(g)	7.75%	6/1/2019	15,000	9,150,000
Dynegy Holdings, Inc.(g)	8.375%	5/1/2016	22,500	13,725,000
Edison Mission Energy	7.00%	5/15/2017	20,000	12,000,000
Mirant Americas Generation LLC	9.125%	5/1/2031	20,000	16,900,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.	10.25%	11/1/2015	10,500	3,990,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	7,500	6,037,500

Total				61,802,500

Electric: Integrated 1.10%

AES Corp. (The)†	7.375%	7/1/2021	8,280	7,866,000
AES Corp. (The)	8.00%	10/15/2017	29,950	30,249,500
Black Hills Corp.	5.875%	7/15/2020	8,000	9,098,728
Dolphin Subsidiary II, Inc.†	7.25%	10/15/2021	12,325	11,986,063
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	21,271,353

Total				80,471,644

Electronics 1.38%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	16,000	15,760,000
Advanced Micro Devices, Inc.	8.125%	12/15/2017	9,225	9,271,125
CPI International, Inc.	8.00%	2/15/2018	14,000	12,670,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,086,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	8,134	8,500,030
Freescale Semiconductor, Inc.	10.75%	8/1/2020	13,408	13,475,040
KLA-Tencor Corp.	6.90%	5/1/2018	10,850	12,414,375
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	12,500	13,125,000
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	7,550	7,210,250

Total				101,511,820

Energy: Exploration & Production 6.60%

Antero Resources Finance Corp.†	7.25%	8/1/2019	10,000	9,550,000
Berry Petroleum Co.	6.75%	11/1/2020	17,225	16,492,937
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	3,400	3,349,000
Brigham Exploration Co.	6.875%	6/1/2019	8,850	8,673,000
Brigham Exploration Co.	8.75%	10/1/2018	9,825	10,561,875
Chaparral Energy, Inc.	8.25%	9/1/2021	20,000	18,350,000
Chesapeake Energy Corp.	6.625%	8/15/2020	10,146	10,501,110
Cimarex Energy Co.	7.125%	5/1/2017	25,000	25,375,000
Concho Resources, Inc.	7.00%	1/15/2021	10,700	10,700,000
Concho Resources, Inc.	8.625%	10/1/2017	5,650	6,017,250
Continental Resources, Inc.	7.375%	10/1/2020	7,200	7,488,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Continental Resources, Inc.	8.25%	10/1/2019	$29,750	$31,981,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	10,000	9,100,000
Forest Oil Corp.	7.25%	6/15/2019	32,000	31,680,000
Forest Oil Corp.	8.50%	2/15/2014	9,825	10,439,063
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	15,110,402
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	18,500	18,592,500
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	15,750	15,159,375
Nabors Industries, Inc.†	4.625%	9/15/2021	10,000	9,836,430
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	11,164,910
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,160,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	20,000	19,500,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	41,750	37,783,750
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	13,175	13,322,560
Penn Virginia Corp.	7.25%	4/15/2019	9,750	9,067,500
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,525,000
QEP Resources, Inc.	6.875%	3/1/2021	10,700	11,235,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	8,850,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	15,000	14,325,000
Range Resources Corp.	7.25%	5/1/2018	8,000	8,560,000
Range Resources Corp.	8.00%	5/15/2019	10,000	11,000,000
SandRidge Energy, Inc.†	7.50%	3/15/2021	13,125	12,140,625
SM Energy Co.†	6.625%	2/15/2019	14,000	14,000,000
Unit Corp.	6.625%	5/15/2021	3,105	3,105,000
W&T Offshore, Inc.†	8.50%	6/15/2019	10,275	10,018,125
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,242,000

Total				484,956,662

Environmental 0.38%

Clean Harbors, Inc.	7.625%	8/15/2016	17,370	18,195,075
EnergySolutions, Inc./EnergySolutions LLC	10.75%	8/15/2018	5,000	5,025,000
WCA Waste Corp.†	7.50%	6/15/2019	5,000	4,775,000

Total				27,995,075

Food & Drug Retailers 0.86%

Ingles Markets, Inc.	8.875%	5/15/2017	25,850	27,207,125
Rite Aid Corp.	9.375%	12/15/2015	7,500	6,487,500
Rite Aid Corp.	10.25%	10/15/2019	10,775	11,286,812
Stater Bros Holdings, Inc.	7.375%	11/15/2018	8,500	8,712,500
SUPERVALU, INC.	7.50%	11/15/2014	10,000	9,850,000

Total				63,543,937

Food: Wholesale 1.46%

Blue Merger Sub, Inc.†	7.625%	2/15/2019	10,000	8,500,000
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	3,800	3,591,000
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	5,725	4,622,938
Bunge NA Finance LP	5.90%	4/1/2017	9,050	9,897,768
Corn Products International, Inc.	4.625%	11/1/2020	10,000	10,546,890
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	31,350,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Dole Food Co., Inc.	13.875%	3/15/2014	$5,395	$6,190,762
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,145,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	8,250	8,229,375
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	18,250	19,402,195

Total				107,475,928

Forestry/Paper 1.18%

Boise Paper Holdings LLC/Boise Co-Issuer Co.	8.00%	4/1/2020	3,600	3,667,500
Cascades, Inc. (Canada)(a)	7.75%	12/15/2017	6,300	6,016,500
Georgia-Pacific LLC†	8.25%	5/1/2016	20,000	22,115,000
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	14,000	13,650,000
Millar Western Forest Products Ltd. (Canada)†(a)	8.50%	4/1/2021	10,000	7,700,000
Rock-Tenn Co.	9.25%	3/15/2016	5,000	5,350,000
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	18,000	17,370,000
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	11,060,850

Total				86,929,850

Gaming 3.23%

Ameristar Casinos, Inc.†	7.50%	4/15/2021	6,500	6,321,250
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	9,250,000
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	12,000	7,260,000
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	20,000	13,650,000
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	11,800	11,151,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%	1/15/2017	7,125	6,321,921
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	11,600	10,991,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	20,000	18,275,000
Marina District Finance Co., Inc.	9.875%	8/15/2018	18,000	15,120,000
MCE Finance Ltd. (Hong Kong)(a)	10.25%	5/15/2018	11,000	11,715,000
MGM Resorts International	6.625%	7/15/2015	15,000	12,787,500
MGM Resorts International	9.00%	3/15/2020	4,950	5,166,563
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	10,000	10,350,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	18,300,000
Peninsula Gaming LLC	8.375%	8/15/2015	8,200	8,200,000
River Rock Entertainment Authority (The)(f)(g)	9.75%	11/1/2011	17,000	12,537,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,725	17,148,937
Station Casinos, Inc.(f)	6.50%	2/1/2014	27,000	2,700
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	16,500	16,335,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	5,300	5,591,500
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	20,000	21,050,000

Total				237,524,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 3.48%

El Paso Corp.	6.50%	9/15/2020	$8,200	$8,797,764
El Paso Corp.	7.00%	6/15/2017	30,000	33,755,010
El Paso Corp.	7.75%	1/15/2032	10,000	11,632,600
El Paso Pipeline Partners Operating Co. LLC	5.00%	10/1/2021	4,000	4,027,000
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	10,000	11,057,640
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	10,325	8,827,875
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	9,506,250
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,825,978
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	21,377,831
Inergy LP/Inergy Finance Corp.	6.875%	8/1/2021	20,000	18,300,000
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	17,000	16,915,000
MarkWest Energy Partners LP	6.75%	11/1/2020	17,000	17,340,000
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	6,420,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	29,727,398
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,556,165
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,855,096
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,815,020
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	9,048,309
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	17,517,844
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	6,600	6,633,000

Total				255,935,780

Health Facilities 4.24%

Bausch & Lomb, Inc.	9.875%	11/1/2015	30,000	30,225,000
Capella Healthcare, Inc.†	9.25%	7/1/2017	10,000	9,550,000
Community Health Systems, Inc.	8.875%	7/15/2015	39,000	38,415,000
HCA Holdings, Inc.†	7.75%	5/15/2021	29,000	27,332,500
HCA, Inc.	6.50%	2/15/2020	10,000	9,800,000
HCA, Inc.	7.50%	2/15/2022	28,000	25,900,000
HCA, Inc.	7.875%	2/15/2020	10,000	10,400,000
HCA, Inc.	9.875%	2/15/2017	7,800	8,463,000
HealthSouth Corp.	8.125%	2/15/2020	24,650	23,232,625
Kindred Healthcare, Inc.†	8.25%	6/1/2019	14,000	10,762,500
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	6,615,375
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	7,866,250
Select Medical Corp.	7.625%	2/1/2015	20,000	17,425,000
Tenet Healthcare Corp.	8.875%	7/1/2019	6,850	7,278,125
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	15,075,000
United Surgical Partners International, Inc.	8.875%	5/1/2017	21,500	21,607,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	30,000	27,675,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,969	13,899,061

Total				311,521,936

Health Services 0.47%

inVentiv Health, Inc.†	10.00%	8/15/2018	3,500	3,097,500
STHI Holding Corp.†	8.00%	3/15/2018	12,500	12,125,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	$20,135	$19,329,600

Total				34,552,100

Hotels 1.04%

FelCor Lodging LP†	6.75%	6/1/2019	16,500	14,850,000
FelCor Lodging LP	10.00%	10/1/2014	7,630	7,973,350
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	9,456,000
Host Hotels & Resorts LP	6.375%	3/15/2015	7,325	7,325,000
Hyatt Hotels Corp.†	5.75%	8/15/2015	15,036	16,037,773
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,158,750
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	6,000	6,510,000
Wyndham Worldwide Corp.	5.75%	2/1/2018	5,315	5,435,034

Total				76,745,907

Household & Leisure Products 0.37%

American Standard Americas†	10.75%	1/15/2016	12,675	9,696,375
Whirlpool Corp.	8.60%	5/1/2014	15,000	17,118,840

Total				26,815,215

Insurance Brokerage 0.32%

HUB International Holdings, Inc.†	9.00%	12/15/2014	8,500	8,202,500
USI Holdings Corp.†	4.161%#	11/15/2014	17,250	15,093,750

Total				23,296,250

Integrated Energy 0.52%

Alta Wind Holdings LLC†	7.00%	6/30/2035	11,556	12,435,579
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	14,080	10,336,773
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	16,525	15,657,438

Total				38,429,790

Investments & Miscellaneous Financial Services 0.85%

FMR LLC†	5.35%	11/15/2021	14,800	16,111,680
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	11,448,270
Nuveen Investments, Inc.	10.50%	11/15/2015	33,750	31,303,125
Nuveen Investments, Inc.†	10.50%	11/15/2015	4,300	3,945,250

Total				62,808,325

Leisure 0.73%

MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	20,600	21,630,000
NCL Corp. Ltd.†	9.50%	11/15/2018	9,225	9,363,375
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,183,875
Universal City Development Partners Ltd.	8.875%	11/15/2015	5,996	6,535,640

Total				53,712,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Life Insurance 0.23%

MetLife Capital Trust X†	9.25%	4/8/2038	$15,075	$17,034,750

Local-Authority 0.20%

New York City Industrial Development Agency†	11.00%	3/1/2029	12,000	14,659,920

Machinery 1.03%

Altra Holdings, Inc.	8.125%	12/1/2016	20,000	20,500,000
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	3,600	3,276,000
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	20,450	20,092,125
Roper Industries, Inc.	6.25%	9/1/2019	10,350	12,258,840
Steelcase, Inc.	6.375%	2/15/2021	11,175	11,989,848
Thermadyne Holdings Corp.	9.00%	12/15/2017	7,500	7,387,500

Total				75,504,313

Managed Care 0.15%

Centene Corp.	5.75%	6/1/2017	11,500	11,284,375

Media: Broadcast 1.65%

Allbritton Communications Co.	8.00%	5/15/2018	12,825	12,119,625
AMC Networks, Inc.†	7.75%	7/15/2021	10,000	10,300,000
Belo Corp.	8.00%	11/15/2016	10,000	10,600,000
Clear Channel Communications, Inc.	5.50%	9/15/2014	2,150	1,225,500
Clear Channel Communications, Inc.	9.00%	3/1/2021	13,150	9,829,625
Cumulus Media, Inc.†	7.75%	5/1/2019	12,000	10,170,000
Discovery Communications LLC	5.625%	8/15/2019	7,300	8,275,623
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	5,960,750
Gray Television, Inc.	10.50%	6/29/2015	14,175	12,899,250
LIN Television Corp.	6.50%	5/15/2013	12,075	11,833,500
LIN Television Corp.	8.375%	4/15/2018	7,500	7,612,500
Salem Communications Corp.	9.625%	12/15/2016	4,442	4,464,210
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	9,231,250
Univision Communications, Inc.†	8.50%	5/15/2021	8,625	6,770,625

Total				121,292,458

Media: Cable 2.44%

CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	3,667	4,198,589
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	9,450	9,213,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	18,287,500
CSC Holdings LLC	8.625%	2/15/2019	15,000	16,537,500
DISH DBS Corp.†	6.75%	6/1/2021	20,000	19,200,000
DISH DBS Corp.	7.125%	2/1/2016	22,350	22,741,125
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	4,450	4,349,875
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	10,000,000
Mediacom Communications Corp.	9.125%	8/15/2019	32,450	32,450,000
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	7,075	4,987,875
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	15,000	16,012,500
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	17,500	18,987,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)

Virgin Media Secured Finance plc (United Kingdom)(a)	5.25%	1/15/2021	$2,250	$2,425,712

Total				179,391,926

Media: Services 1.04%

Affinion Group, Inc.	11.50%	10/15/2015	12,200	9,577,000
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	15,000	17,137,500
Lamar Media Corp.	7.875%	4/15/2018	7,500	7,537,500
Nielsen Finance LLC/Nielsen Finance Co.	7.75%	10/15/2018	5,450	5,586,250
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016	1,788	2,038,320
WMG Acquisition Corp.	9.50%	6/15/2016	25,000	25,437,500
WMG Acquisition Corp.†	11.50%	10/1/2018	9,500	8,787,500

Total				76,101,570

Medical Products 0.67%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	12,500	13,562,500
Biomet, Inc.	10.00%	10/15/2017	22,000	22,770,000
Fresenius Medical Care U.S. Finance, Inc.†	6.50%	9/15/2018	2,000	2,040,000
Giant Funding Corp.†	8.25%	2/1/2018	5,100	5,125,500
Life Technologies Corp.	6.00%	3/1/2020	5,300	5,877,255

Total				49,375,255

Metals/Mining (Excluding Steel) 3.31%

Arch Coal, Inc.†	7.25%	6/15/2021	21,000	20,317,500
Arch Coal, Inc.	8.75%	8/1/2016	10,000	10,650,000
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	9,900	9,850,500
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	10,000	10,625,470
CONSOL Energy, Inc.†	6.375%	3/1/2021	3,950	3,831,500
CONSOL Energy, Inc.	8.25%	4/1/2020	15,000	15,862,500
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%	2/1/2018	6,000	5,310,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	7.00%	11/1/2015	6,000	5,610,000
Gold Fields Orogen Holding BVI Ltd.†(a)	4.875%	10/7/2020	14,500	13,373,466
James River Escrow, Inc.†	7.875%	4/1/2019	25,000	21,125,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	17,000	13,855,000
Murray Energy Corp.†	10.25%	10/15/2015	10,000	9,600,000
Noranda Aluminum Acquisition Corp. PIK	4.417%#	5/15/2015	16,786	15,191,274
Novelis, Inc.	8.75%	12/15/2020	9,500	9,357,500
Patriot Coal Corp.	8.25%	4/30/2018	12,500	11,187,500
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	14,275	13,632,625
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019	20,700	20,130,750
SunCoke Energy, Inc.†	7.625%	8/1/2019	10,000	9,825,000
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	15,000	18,662,955
Thompson Creek Metals Co., Inc. (Canada)†(a)	7.375%	6/1/2018	6,000	5,430,000

Total				243,428,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Monoline Insurance 0.23%

Fidelity National Financial, Inc.	6.60%	5/15/2017		$16,250	$17,139,395

Multi-Line Insurance 0.30%

AXA SA (France)†(a)	6.379%	—	(e)	11,225	7,801,375
Genworth Financial, Inc.	7.625%	9/24/2021		13,575	11,733,212
ZFS Finance USA Trust V†	6.50%	5/9/2037		3,024	2,630,880

Total					22,165,467

Oil Field Equipment & Services 1.43%

Basic Energy Services, Inc.†	7.75%	2/15/2019		11,850	11,316,750
Complete Production Services, Inc.	8.00%	12/15/2016		17,125	17,210,625
Dresser-Rand Group, Inc.†	6.50%	5/1/2021		16,000	15,120,000
Key Energy Services, Inc.	6.75%	3/1/2021		5,750	5,563,125
Oil States International, Inc.†	6.50%	6/1/2019		16,000	15,720,000
Precision Drilling Corp. (Canada)†(a)	6.50%	12/15/2021		3,250	3,217,500
Precision Drilling Corp. (Canada)(a)	6.625%	11/15/2020		2,825	2,768,500
SEACOR Holdings, Inc.	7.375%	10/1/2019		19,750	21,384,490
SESI LLC†	6.375%	5/1/2019		6,700	6,499,000
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019		6,600	6,600,000

Total					105,399,990

Oil Refining & Marketing 0.36%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014		7,850	7,653,750
Tesoro Corp.	9.75%	6/1/2019		17,000	18,445,000

Total					26,098,750

Packaging 2.43%

AEP Industries, Inc.	8.25%	4/15/2019		15,000	14,212,500
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017		7,775	7,464,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020		9,500	8,597,500
Ball Corp.	6.75%	9/15/2020		10,000	10,400,000
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017		5,000	5,312,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		47,770	47,531,150
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017		10,000	10,112,500
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018		7,500	7,575,000
Packaging Dynamics Corp.†	8.75%	2/1/2016		6,525	6,427,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	10/15/2016		12,100	12,190,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.00%	5/15/2018		12,000	10,200,000
Sealed Air Corp.†	6.875%	7/15/2033		10,000	8,715,090
Sealed Air Corp.	7.875%	6/15/2017		2,500	2,630,965
Sealed Air Corp.†	8.125%	9/15/2019		2,100	2,126,250
Sealed Air Corp.†	8.375%	9/15/2021		13,500	13,668,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)

Solo Cup Co.	8.50%	2/15/2014	$12,650	$11,068,750

Total				178,232,830

Pharmaceuticals 0.46%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	10,000	10,150,000
Mylan, Inc.†	7.625%	7/15/2017	5,250	5,486,250
Mylan, Inc.†	7.875%	7/15/2020	7,500	7,875,000
Valeant Pharmaceuticals International†	6.75%	8/15/2021	12,200	10,629,250

Total				34,140,500

Printing & Publishing 0.16%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	11,646,563

Property & Casualty 0.33%

Liberty Mutual Group, Inc.†(h)	10.75%	6/15/2058	20,000	24,000,000

Railroads 0.39%

Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	19,500,000
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	9,275	9,275,000

Total				28,775,000

Real Estate Investment Trusts 1.24%

Developers Diversified Realty Corp.	7.875%	9/1/2020	11,000	11,671,407
DuPont Fabros Technology LP	8.50%	12/15/2017	13,875	14,430,000
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	12,000	12,436,308
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	10,446,300
Kilroy Realty LP	5.00%	11/3/2015	8,000	8,312,352
ProLogis LP	6.875%	3/15/2020	21,000	21,943,803
ProLogis LP	8.65%	5/15/2016	10,187	11,735,037

Total				90,975,207

Restaurants 0.49%

DineEquity, Inc.	9.50%	10/30/2018	8,000	7,980,000
Fiesta Restaurant Group†	8.875%	8/15/2016	4,380	4,281,450
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	22,500	23,793,750

Total				36,055,200

Software/Services 1.57%

Ceridian Corp.	11.25%	11/15/2015	6,750	5,602,500
Fidelity National Information Services, Inc.	7.625%	7/15/2017	5,000	5,225,000
First Data Corp.†	7.375%	6/15/2019	4,450	3,971,625
First Data Corp.†	8.25%	1/15/2021	15,000	11,925,000
First Data Corp.	9.875%	9/24/2015	2,514	2,118,045
First Data Corp.†	12.625%	1/15/2021	11,243	8,376,035
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,790,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	15,250	14,258,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

SunGard Data Systems, Inc.	7.625%	11/15/2020	$6,100	$5,703,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	40,000	40,600,000
Vangent, Inc.	9.625%	2/15/2015	9,500	9,951,250

Total				115,521,705

Specialty Retail 1.92%

Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	5,011,180
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	10,625,000
J. Crew Group, Inc.	8.125%	3/1/2019	12,400	10,447,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	15,825,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,237,500
Limited Brands, Inc.	8.50%	6/15/2019	12,500	14,187,500
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	14,000	14,070,000
QVC, Inc.†	7.125%	4/15/2017	7,800	8,190,000
QVC, Inc.†	7.375%	10/15/2020	17,500	18,725,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	25,048,437
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	12,000	11,760,000

Total				141,126,617

Steel Producers/Products 0.93%

Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	18,700	14,586,000
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	16,285,157
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,857,804
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	11,000	9,790,000
JMC Steel Group†	8.25%	3/15/2018	7,700	7,276,500
Steel Dynamics, Inc.	7.625%	3/15/2020	7,500	7,528,125

Total				68,323,586

Support: Services 1.90%

AE Escrow Corp.†	9.75%	3/15/2020	5,500	5,307,500
ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	2,900	2,871,000
Audatex North America, Inc.†	6.75%	6/15/2018	5,900	5,885,250
Avis Budget Car Rental	9.625%	3/15/2018	15,340	15,263,300
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	4,400	3,982,000
Expedia, Inc.	8.50%	7/1/2016	12,250	13,461,880
FTI Consulting, Inc.	6.75%	10/1/2020	10,000	9,700,000
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	12,407,063
Hertz Corp. (The)	7.50%	10/15/2018	21,500	20,640,000
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	10,374,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	11,531,250
PHH Corp.	9.25%	3/1/2016	5,750	5,936,875
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	10,700	9,309,000
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	8,600	5,074,000
United Rentals (North America), Inc.	10.875%	6/15/2016	7,500	8,137,500

Total				139,880,618

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications Equipment 0.80%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	$13,600	$11,356,000
Avaya, Inc.†	7.00%	4/1/2019	21,000	17,955,000
CommScope, Inc.†	8.25%	1/15/2019	30,000	29,400,000

Total				58,711,000

Telecommunications: Integrated/Services 3.32%

CenturyLink, Inc.	6.15%	9/15/2019	10,000	9,285,230
CenturyLink, Inc.	6.45%	6/15/2021	12,000	11,138,844
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	16,247,500
EH Holding Corp.†	7.625%	6/15/2021	24,300	23,510,250
Equinix, Inc.	7.00%	7/15/2021	12,150	12,134,813
Equinix, Inc.	8.125%	3/1/2018	10,000	10,575,000
GCI, Inc.	6.75%	6/1/2021	7,725	7,319,438
Hellas II (Luxembourg)†(a)(f)	6.001%	1/15/2015	15,000	1,500
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	23,250	21,680,625
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	16,945	17,326,262
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	35,300	30,711,000
Level 3 Escrow, Inc.†	8.125%	7/1/2019	7,750	6,868,438
MasTec, Inc.	7.625%	2/1/2017	12,500	12,312,500
Telecom Italia Capital SA (Italy)(a)	7.175%	6/18/2019	6,100	6,124,790
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	6,700	6,714,619
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	9,532	9,150,720
Windstream Corp.	7.00%	3/15/2019	30,250	29,191,250
Windstream Corp.	7.50%	4/1/2023	14,700	13,781,250

Total				244,074,029

Telecommunications: Wireless 4.39%

CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	40,000	42,800,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	15,000	9,075,000
Cricket Communications, Inc.†	7.75%	10/15/2020	4,425	3,827,625
Digicel Group Ltd. (Jamaica)†(a)	10.50%	4/15/2018	12,000	11,940,000
GeoEye, Inc.	8.625%	10/1/2016	3,500	3,552,500
GeoEye, Inc.	9.625%	10/1/2015	17,000	18,615,000
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	7,000	7,052,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	24,400	21,533,000
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	19,500,000
NII Capital Corp.	8.875%	12/15/2019	16,250	17,021,875
NII Capital Corp.	10.00%	8/15/2016	15,840	17,424,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	10,000	10,550,000
Sprint Capital Corp.	6.90%	5/1/2019	45,000	38,925,000
Sprint Nextel Corp.	8.375%	8/15/2017	25,000	23,375,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	12,312,500
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	11,450	11,221,000
ViaSat, Inc.	8.875%	9/15/2016	12,750	13,005,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	8,550	7,192,260
Wind Acquisition Finance SA (Italy)†(a)	7.25%	2/15/2018	10,000	8,562,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	$29,475	$25,201,125

Total				322,685,885

Theaters & Entertainment 0.63%

Cinemark USA, Inc.	7.375%	6/15/2021	1,925	1,828,750
Cinemark USA, Inc.	8.625%	6/15/2019	10,000	10,350,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,450	14,909,250
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	20,000	19,300,000

Total				46,388,000

Transportation (Excluding Air/Rail) 0.44%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	9,750	9,518,594
CMA CGM SA (France)†(a)	8.50%	4/15/2017	1,100	451,000
Commercial Barge Line Co.	12.50%	7/15/2017	9,500	10,141,250
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	12,025,000

Total				32,135,844

Total High Yield Corporate Bonds (cost $6,099,824,377)				5,993,328,499

MUNICIPAL BOND 0.16%

Other Revenue

Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B (cost $10,230,244)	6.731%	7/1/2043	10,000	11,837,100

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.81%

Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	10,000	9,364,560
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.074%#	7/10/2038	10,000	9,384,755
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	10,000	9,090,140
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	10,000	8,878,950
Morgan Stanley Capital I 2011-C1†	5.423%#	9/15/2047	11,000	9,371,296
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	15,000	13,388,137

Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,019,979)				59,477,838

			Shares (000)
PREFERRED STOCKS 0.14%

Agency/Government Related 0.01%

Fannie Mae*	Zero Coupon		481	914,660

Banking 0.13%

U.S. Bancorp	3.50%#		13	9,060,188

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
Total Preferred Stocks (cost $20,694,030)				$9,974,848

WARRANTS 0.06%

Auto Parts & Equipment 0.02%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	1,670,060

Automakers 0.01%

General Motors Co.*	10.00	7/10/2016	54	632,750
General Motors Co.*	18.33	7/10/2019	54	431,075

Total				1,063,825

Media: Broadcast 0.01%

ION Media Networks, Inc.*(i)	687.00	12/18/2016	2	243,750
ION Media Networks, Inc.*(i)	500.00	12/18/2016	2	444,375

Total				688,125

Media: Cable 0.02%

Charter Communications, Inc.*	46.86	11/30/2014	84	1,114,034

Total Warrants (cost $13,580,952)				4,536,044

Total Long-Term Investments (cost $7,403,635,910)				7,210,968,785

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.88%

Repurchase Agreement

Repurchase Agreement dated 9/30/2011, 0.01% due 10/3/2011 with Fixed Income Clearing Corp. collateralized by $66,010,000 of Federal Home Loan Bank at 0.25% due 7/16/2012; value: $66,010,000 proceeds: $64,715,082 (cost $64,715,028)	$64,715	64,715,028

Total Investments in Securities 98.99% (cost $7,468,350,938)		7,275,683,813

Cash, Foreign Cash and Other Assets in Excess of Liabilities(j) 1.01%		74,574,453

Net Assets 100.00%		$7,350,258,266

ADR American Depositary Receipt.

CAD Canadian dollar.

EUR euro.

GBP British pound.

PIK Payment-in-kind.

*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2011.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2011

(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2011.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Stub Rights issued in connection with a plan of reorganization.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.
(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(i)	Restricted securities of ION Media Networks, Inc. acquired through private placement for the period ending September 30, 2011 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at September 30, 2011
Warrant	April 15, 2011	1,950	$4,318,663	$125.00
Warrant	April 15, 2011	1,975	5,785,009	225.00

(j)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	December 2011	500	Short	$(65,046,875)	$(663,138)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(f)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2011, the Fund had no unfunded loan commitments.

(h)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$218,195,532	$—	$—	$218,195,532
Convertible Bonds	—	443,293,426	—	443,293,426
Convertible Preferred Stocks	142,899,619	73,367,906	—	216,267,525
Floating Rate Loans	—	210,346,056	—	210,346,056
Foreign Bonds	—	33,555,414	—	33,555,414
Foreign Government Obligation	—	10,156,503	—	10,156,503
High Yield Corporate Bonds	—	5,993,324,299	4,200	5,993,328,499
Municipal Bond	—	11,837,100	—	11,837,100
Non-Agency Commercial Mortgage-Backed Securities	—	59,477,838	—	59,477,838
Preferred Stocks	914,660	9,060,188	—	9,974,848
Warrants	1,063,825	3,472,219	—	4,536,044
Repurchase Agreement	—	64,715,028	—	64,715,028

Total	$363,073,636	$6,912,605,977	$4,200	$7,275,683,813

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(663,138)	—	—	(663,138)

Total	$(663,138)	$—	$—	$(663,138)

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds
Balance as of January 1, 2011	$423
Accrued discounts/premiums	—
Realized gain (loss)	(4,789,208)
Change in unrealized appreciation/depreciation	4,677,785
Net purchase (sales)	—
Net transfers in or out of Level 3	115,200

Balance as of September 30, 2011	$4,200

(i)	Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2011 (as described in note 2(d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2011, the Fund had a futures interest rate contract with a cumulative unrealized depreciation of $663,138, which is included in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of September 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,544,292,776

Gross unrealized gain	337,924,582
Gross unrealized loss	(606,533,545)

Net unrealized security loss	$(268,608,963)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011